CONTRACT ASSETS AND CONTRACT LIABILITIES (Tables)	12 Months Ended
Jun. 29, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Contract Assets and Contract Liabilities
Contract assets and contract liabilities are summarized below:

	June 29, 2018	June 30, 2017

	(In millions)
Contract assets	$782	$706
Contract liabilities, current	(372)	(291)
Contract liabilities, noncurrent(1)	(7)	(10)
Net contract assets	$403	$405
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(1)	Non-current portion of deferred revenue associated with extended product warranties, which is included as a component of the “Other long-term liabilities” line item in our Consolidated Balance Sheet.
The components of contract assets are summarized below:

	June 29, 2018	June 30, 2017

	(In millions)
Unbilled contract receivables, gross	$881	$796
Progress payments	(99)	(90)
	$782	$706